Financial instruments - fair values and risk management - Summary of Effect of a Quantitative Change Of Foreign Currency Exchange Rates Of The EURO Against The Exposed Currencies (Details) - Not designated as cash flow hedging instruments - Forward contract - Currency risk - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
€ exchange rate +10%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Foreign exchange of exposure against other currencies	€ (47,960)	€ 1,934
€ exchange rate +5%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Foreign exchange of exposure against other currencies	(23,980)	967
€ exchange rate -5%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Foreign exchange of exposure against other currencies	23,980	(967)
€ exchange rate -10%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Foreign exchange of exposure against other currencies	€ 47,960	€ (1,934)